American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2019

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.8%
Textron, Inc.	273,500	12,198,100
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	135,300	15,838,218
Airlines — 1.6%
Southwest Airlines Co.	450,700	24,328,786
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	500,200	14,160,662
Banks — 13.5%
Bank of America Corp.	432,800	15,243,216
JPMorgan Chase & Co.	291,700	40,662,980
PNC Financial Services Group, Inc. (The)	345,500	55,152,165
Truist Financial Corp.	596,500	33,594,880
U.S. Bancorp	583,200	34,577,928
Wells Fargo & Co.	565,200	30,407,760
		209,638,929
Beverages — 1.6%
PepsiCo, Inc.	187,600	25,639,292
Biotechnology — 0.8%
Gilead Sciences, Inc.	182,800	11,878,344
Building Products — 1.0%
Johnson Controls International plc	396,100	16,125,231
Capital Markets — 3.7%
Ameriprise Financial, Inc.	135,900	22,638,222
Bank of New York Mellon Corp. (The)	700,800	35,271,264
		57,909,486
Chemicals — 0.7%
DuPont de Nemours, Inc.	159,400	10,233,480
Communications Equipment — 1.5%
Cisco Systems, Inc.	490,100	23,505,196
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	270,800	61,336,200
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	864,600	53,086,440
Electric Utilities — 5.7%
Eversource Energy	328,200	27,919,974
Pinnacle West Capital Corp.	336,900	30,297,417
Xcel Energy, Inc.	484,900	30,786,301
		89,003,692
Electrical Equipment — 3.0%
Eaton Corp. plc	145,900	13,819,648
Emerson Electric Co.	438,900	33,470,514
		47,290,162

Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	186,000	17,826,240
Energy Equipment and Services — 2.5%
Baker Hughes Co.	451,200	11,564,256
Schlumberger Ltd.	692,300	27,830,460
		39,394,716
Equity Real Estate Investment Trusts (REITs) — 3.1%
Welltower, Inc.	306,400	25,057,392
Weyerhaeuser Co.	772,900	23,341,580
		48,398,972
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	583,400	14,621,093
Walmart, Inc.	134,200	15,948,328
		30,569,421
Food Products — 1.8%
Conagra Brands, Inc.	206,100	7,056,864
Mondelez International, Inc., Class A	375,200	20,666,016
		27,722,880
Health Care Equipment and Supplies — 9.1%
Hologic, Inc.(1)	474,500	24,773,645
Medtronic plc	579,400	65,732,930
Zimmer Biomet Holdings, Inc.	345,400	51,699,472
		142,206,047
Health Care Providers and Services — 1.4%
Quest Diagnostics, Inc.	206,400	22,041,456
Health Care Technology — 1.6%
Cerner Corp.	333,600	24,482,904
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	236,900	12,041,627
Household Durables — 0.6%
PulteGroup, Inc.	228,700	8,873,560
Household Products — 5.3%
Colgate-Palmolive Co.	487,200	33,538,848
Kimberly-Clark Corp.	152,300	20,948,865
Procter & Gamble Co. (The)	220,200	27,502,980
		81,990,693
Industrial Conglomerates — 1.6%
Siemens AG	188,000	24,575,342
Insurance — 3.3%
Aflac, Inc.	252,300	13,346,670
Chubb Ltd.	242,400	37,731,984
		51,078,654
Machinery — 0.7%
Cummins, Inc.	64,300	11,507,128
Oil, Gas and Consumable Fuels — 5.9%
Chevron Corp.	266,000	32,055,660
ConocoPhillips	291,900	18,982,257
TOTAL SA ADR	729,500	40,341,350
		91,379,267

Paper and Forest Products — 1.0%
Mondi plc	693,900	16,380,592
Pharmaceuticals — 7.7%
Johnson & Johnson	461,500	67,319,005
Pfizer, Inc.	1,329,300	52,081,974
		119,400,979
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	130,500	7,965,720
Intel Corp.	340,600	20,384,910
Maxim Integrated Products, Inc.	170,500	10,487,455
Texas Instruments, Inc.	140,700	18,050,403
		56,888,488
Software — 1.0%
Oracle Corp. (New York)	302,300	16,015,854
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	132,000	21,141,120
TOTAL COMMON STOCKS (Cost $1,162,038,842)		1,536,088,158
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell 1000 Value ETF (Cost $30,598,462)	256,300	34,979,824
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $24,512,249), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $23,997,103)		23,995,303
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $5,448,057), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $5,340,193)		5,340,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,792	14,792
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,350,095)		29,350,095
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $1,221,987,399)		1,600,418,077
OTHER ASSETS AND LIABILITIES — (2.8)%		(44,321,081)
TOTAL NET ASSETS — 100.0%		$1,556,096,996

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,036,316	EUR	60,603,859	Credit Suisse AG	3/31/20	$(318,516)
GBP	419,760	USD	550,865	JPMorgan Chase Bank N.A.	3/31/20	6,489
USD	14,303,497	GBP	10,858,448	JPMorgan Chase Bank N.A.	3/31/20	(114,277)
JPY	50,293,656	USD	464,986	Bank of America N.A.	3/31/20	88
USD	12,486,517	JPY	1,358,381,926	Bank of America N.A.	3/31/20	(74,671)
						$(500,887)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,480,511,131	55,577,027	—
Exchange-Traded Funds	34,979,824	—	—
Temporary Cash Investments	14,792	29,335,303	—
	1,515,505,747	84,912,330	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,577	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	507,464	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.